 1-A/A LIVE 0001690477 XXXXXXXX 024-10648 false false false Tensleep Financial Corp CO 2001 0001690477 6199 94-3393378 1 1 1623 TRADEWINDS LANE NEWPORT BEACH CA 92660 9495487005 Ronald S Tucker Other 0.00 500000.00 0.00 0.00 500000.00 120000.00 0.00 120000.00 380000.00 500000.00 0.00 0.00 0.00 0.00 0.00 0.00 Common Stock 15000000 None None Preferred 0 None None None 0 true true false Tier1 Unaudited Equity (common or preferred stock) Option, warrant or other right to acquire another security Y N N Y N N 20000 0 25.00 500000.00 0.00 0.00 0.00 500000.00 None 0.00 None 0.00 None 0.00 None 0.00 Ronald S Tucker 35000.00 None 0.00 None 0.00 0 465000.00 The Offering is of 20,000 Investment Units consisting of2,000,000 shares of common and 8,000,000 warrants of series A, B, C, and D Warrnts valued at $2,300,000. true false CO true